Fair Value Measurements And Disclosure	12 Months Ended
Dec. 31, 2018
Fair Value Measurements And Disclosure
Fair Value Measurements And Disclosure [Text Block]

NOTE 12. FAIR VALUE MEASUREMENTS AND DISCLOSURE

The Fair Value Measurement and Disclosure framework provides a three-tiered fair value hierarchy that gives highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that we have the ability to access.

Level 2 Inputs to the valuation methodology include:

  Quoted prices for similar assets and liabilities in active markets.
  Quoted prices for identical or similar assets or liabilities in inactive markets.
  Inputs other than quoted market prices that are observable for the asset or liability.
  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

  Fair value is often based on developed models in which there are few, if any, external observations.

The fair value measurements level of an asset or liability within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Our valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs.

The valuation methodologies described above may produce a fair value calculation that may not be indicative of future net realizable value or reflective of future fair values. We believe our valuation methods are appropriate and consistent with other market participants. The use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the methodologies used since December 31, 2017.

Long-Term Debt and Other Financial Instruments

The carrying amounts and estimated fair values of our long-term debt, including current maturities, and other financial instruments, are summarized as follows:

	December 31, 2018		December 31, 2017
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Notes and debentures[1]	$171,529	$172,287	$162,526	$171,938
Commercial paper	3,048	3,048	-	-
Bank borrowings	4	4	2	2
Capitalized leases	1,911	1,911	1,818	1,818
Investment securities	3,409	3,409	2,447	2,447
[1]	Includes credit agreement borrowings.

The carrying amount of debt with an original maturity of less than one year approximates fair value. The fair value measurements used for notes and debentures are considered Level 2 and are determined using various methods, including quoted prices for identical or similar securities in both active and inactive markets.

Following is the fair value leveling for investment securities that are measured at fair value and derivatives as of December 31, 2018, and December 31, 2017. Derivatives designated as hedging instruments are reflected as “Other assets” and “Other noncurrent liabilities” on our consolidated balance sheets.

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Equity Securities
Domestic equities	$1,061	$-	$-	$1,061
International equities	256	-	-	256
Fixed income equities	172	-	-	172
Available-for-Sale Debt Securities	-	870	-	870
Asset Derivatives
Cross-currency swaps	-	472	-	472
Foreign exchange contracts	-	87	-	87
Liability Derivatives
Interest rate swaps	-	(39)	-	(39)
Cross-currency swaps	-	(2,563)	-	(2,563)
Foreign exchange contracts	-	(2)	-	(2)

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Equity Securities
Domestic equities	$1,142	$-	$-	$1,142
International equities	321	-	-	321
Fixed income equities	-	152	-	152
Available-for-Sale Debt Securities	-	581	-	581
Asset Derivatives
Interest rate swaps	-	17	-	17
Cross-currency swaps	-	1,753	-	1,753
Liability Derivatives
Interest rate swaps	-	(31)	-	(31)
Cross-currency swaps	-	(1,290)	-	(1,290)

Investment Securities

Our investment securities include both equity and debt securities that are measured at fair value, as well as equity securities without readily determinable fair values. A substantial portion of the fair values of our investment securities is estimated based on quoted market prices. Investments in equity securities not traded on a national securities exchange are valued at cost, less any impairment, and adjusted for changes resulting from observable, orderly transactions for identical or similar securities. Investments in debt securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows.

The components comprising total gains and losses on equity securities are as follows:

For the year ended December 31,	2018	2017	2016
Total gains (losses) recognized on equity securities	$(130)	$326	$96
Gains (losses) recognized on equity securities sold	50	303	4
Unrealized gains (losses) recognized on equity securities held at end of period	$(180)	$23	$92

At December 31, 2018, available-for-sale debt securities totaling $870 have maturities as follows - less than one year: $8; one to three years: $135; three to five years: $123; for five or more years: $604.

Our cash equivalents (money market securities), short-term investments (certificate and time deposits) and nonrefundable customer deposits are recorded at amortized cost, and the respective carrying amounts approximate fair values. Short-term investments and nonrefundable customer deposits are recorded in “Other current assets” and our investment securities are recorded in “Other Assets” on the consolidated balance sheets.

Derivative Financial Instruments

We enter into derivative transactions to manage certain market risks, primarily interest rate risk and foreign currency exchange risk. This includes the use of interest rate swaps, interest rate locks, foreign exchange forward contracts and combined interest rate foreign exchange contracts (cross-currency swaps). We do not use derivatives for trading or speculative purposes. We record derivatives on our consolidated balance sheets at fair value that is derived from observable market data, including yield curves and foreign exchange rates (all of our derivatives are Level 2). Cash flows associated with derivative instruments are presented in the same category on the consolidated statements of cash flows as the item being hedged.

Fair Value Hedging We designate our fixed-to-floating interest rate swaps as fair value hedges. The purpose of these swaps is to manage interest rate risk by managing our mix of fixed-rate and floating-rate debt. These swaps involve the receipt of fixed-rate amounts for floating interest rate payments over the life of the swaps without exchange of the underlying principal amount.

We also designate some of our foreign exchange contracts as fair value hedges. The purpose of these contracts is to hedge currency risk associated with foreign-currency-denominated operating assets and liabilities.

Accrued and realized gains or losses from fair value hedges impact the same category on the consolidated statements of income as the item being hedged. Unrealized gains on fair value hedges are recorded at fair market value as assets, and unrealized losses are recorded at fair market value as liabilities. Changes in the fair value of derivative instruments designated as fair value hedges are offset against the change in fair value of the hedged assets or liabilities through earnings. In the year ended December 31, 2018 and 2017, no ineffectiveness was measured on fair value hedges.

Cash Flow Hedging We designate our cross-currency swaps as cash flow hedges. We have entered into multiple cross-currency swaps to hedge our exposure to variability in expected future cash flows that are attributable to foreign currency risk generated from the issuance of our foreign-denominated debt. These agreements include initial and final exchanges of principal from fixed foreign currency denominated amounts to fixed U.S. dollar denominated amounts, to be exchanged at a specified rate that is usually determined by the market spot rate upon issuance. They also include an interest rate swap of a fixed or floating foreign currency-denominated interest rate to a fixed U.S. dollar denominated interest rate.

We also designate some of our foreign exchange contracts as cash flow hedges. The purpose of these contracts is to hedge currency risk associated with variability in anticipated foreign-currency-denominated cash flows, such as unremitted or forecasted royalty and license fees owed to WarnerMedia’s domestic companies for the sale or anticipated sale of U.S. copyrighted products abroad or cash flows for certain film production costs denominated in a foreign currency.

Unrealized gains on derivatives designated as cash flow hedges are recorded at fair value as assets, and unrealized losses are recorded at fair value as liabilities. For derivative instruments designated as cash flow hedges, the effective portion is reported as a component of accumulated OCI until reclassified into the consolidated statements of income in the same period the hedged transaction affects earnings. The gain or loss on the ineffective portion is recognized as “Other income (expense) – net” in the consolidated statements of income in each period. We evaluate the effectiveness of our cash flow hedges each quarter. In the year ended December 31, 2018 and 2017, no ineffectiveness was measured on cash flow hedges.

Periodically, we enter into and designate interest rate locks to partially hedge the risk of changes in interest payments attributable to increases in the benchmark interest rate during the period leading up to the probable issuance of fixed-rate debt. We designate our interest rate locks as cash flow hedges. Gains and losses when we settle our interest rate locks are amortized into income over the life of the related debt, except where a material amount is deemed to be ineffective, which would be immediately reclassified to “Other income (expense) – net” in the consolidated statements of income. Over the next 12 months, we expect to reclassify $63 from accumulated OCI to interest expense due to the amortization of net losses on historical interest rate locks.

Net Investment Hedging We have designated €700 million aggregate principal amount of debt as a hedge of the variability of some of the Euro-denominated net investments of WarnerMedia. The gain or loss on the debt that is designated as, and is effective as, an economic hedge of the net investment in a foreign operation is recorded as a currency translation adjustment within accumulated other comprehensive income, net on the consolidated balance sheet.

Collateral and Credit-Risk Contingency We have entered into agreements with our derivative counterparties establishing collateral thresholds based on respective credit ratings and netting agreements. At December 31, 2018, we had posted collateral of $1,675 (a deposit asset) and held collateral of $103 (a receipt liability). Under the agreements, if AT&T’s credit rating had been downgraded one rating level by Fitch Ratings, before the final collateral exchange in December, we would have been required to post additional collateral of $154. If DIRECTV Holdings LLC’s credit rating had been downgraded below BBB- (S&P), we would have been required to post additional collateral of $256. At December 31, 2017, we had posted collateral of $495 (a deposit asset) and held collateral of $968 (a receipt liability). We do not offset the fair value of collateral, whether the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) exists, against the fair value of the derivative instruments.

Following are the notional amounts of our outstanding derivative positions:

	2018	2017
Interest rate swaps	$3,483	$9,833
Cross-currency swaps	42,192	38,694
Foreign exchange contracts	2,094	-
Total	$47,769	$48,527

Following are the related hedged items affecting our financial position and performance:

Effect of Derivatives on the Consolidated Statements of Income
Fair Value Hedging Relationships
For the years ended December 31,	2018	2017	2016
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$(12)	$(68)	$(61)
Gain (Loss) on long-term debt	12	68	61

The net swap settlements that accrued and settled in the periods above were included in interest expense.

Cash Flow Hedging Relationships
For the years ended December 31,	2018	2017	2016
Cross-currency swaps:
Gain (Loss) recognized in accumulated OCI	$(825)	$571	$1,061
Foreign exchange contracts:
Gain (Loss) recognized in accumulated OCI	51	-	-
Other income (expense) - net reclassified from accumulated OCI into income	39	-	-
Interest rate locks:
Interest income (expense) reclassified from accumulated OCI into income	(58)	(60)	(59)